Reinsurance - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reinsurance [Line Items]
Specific excess loss reinsurance agreement to reinsure liabilities per covered person amount	$ 0.5	$ 0.5
Minimum [Member] | Life Insurance Product Line [Member]
Reinsurance [Line Items]
Interest rate assumed in calculation of life insurance reserves percentage	1.00%
Minimum [Member] | Life and Annuity Insurance Product Line [Member]
Reinsurance [Line Items]
Interest rate assumed in calculation of life insurance reserves percentage	1.00%
Maximum [Member] | Life Insurance Product Line [Member]
Reinsurance [Line Items]
Interest rate assumed in calculation of life insurance reserves percentage		4.50%
Maximum [Member] | Life and Annuity Insurance Product Line [Member]
Reinsurance [Line Items]
Interest rate assumed in calculation of life insurance reserves percentage		5.50%
Union Life Labor Insurance Company [Member]
Reinsurance [Line Items]
Percentage of coinsurance	100.00%
Union Life Labor Insurance Company [Member] | Sagicor Life Insurance Company [Member]
Reinsurance [Line Items]
Amount of annuity reserves ceded	$ 0.9	$ 0.9
Percentage of annuity reserves ceded	100.00%
Union Life Labor Insurance Company [Member] | Southern Finance Life Insurance Company [Member]
Reinsurance [Line Items]
Amount of life insurance reserves coinsured	$ 5.3	$ 5.2